Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Undrawn Loan Commitments Retail (Detail) - Undrawn loan commitments - retail [member] - Retail loans [member] - CAD ($)
$ in Millions
	Jan. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 252,091	$ 245,944
Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	236,694	230,090
Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	8,817	9,608
High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,268	1,302
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	5,312	4,944
Stage one exposure [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	251,215	245,050
Stage one exposure [member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	236,149	229,516
Stage one exposure [member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	8,684	9,475
Stage one exposure [member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,171	1,205
Stage one exposure [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	5,211	4,854
Stage two exposure [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	876	894
Stage two exposure [member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	545	574
Stage two exposure [member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	133	133
Stage two exposure [member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	97	97
Stage two exposure [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 101	$ 90